Institutional Class Prospectus | LKCM Small Cap Equity Fund | Institutional Class
LKCM Small Cap Equity Fund
LKCM FUNDS

LKCM Small Cap Equity Fund (Institutional Class)

LKCM Small-Mid Cap Equity Fund (Institutional Class)

LKCM Equity Fund (Institutional Class)

LKCM Balanced Fund

LKCM Fixed Income Fund

Supplement dated July 25, 2014

to the Prospectus dated May 1, 2014

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Institutional Class) and LKCM Small-Mid Cap Equity Fund (Institutional Class):

1.
In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” on page 1 is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $4.5 billion.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE